UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 82.3%
Security	Shares	Value
Brazil — 8.3%
AMBEV S.A.	231,100	$ 678,723
B3 S.A. - Brasil Bolsa Balcao	290,100	780,414
Banco Bradesco S.A.	95,480	287,949
Banco Bradesco S.A., PFC Shares	248,380	903,301
Banco BTG Pactual S.A.	67,300	314,315
Banco do Brasil S.A.	49,200	330,591
Cosan S.A.	62,800	266,750
Equatorial Energia S.A.	59,500	308,575
Gerdau S.A., PFC Shares	63,600	359,812
Hapvida Participacoes e Investimentos S.A.(1)	217,661	386,106
Itau Unibanco Holding S.A., PFC Shares	221,600	1,069,912
Itausa S.A., PFC Shares	237,900	443,180
JBS S.A.	42,400	324,607
Klabin S.A.	47,400	198,844
Localiza Rent a Car S.A.	33,500	358,719
Lojas Renner S.A.	60,200	289,192
Magazine Luiza S.A.	121,800	120,225
Natura & Co. Holding S.A.	56,300	211,697
Petroleo Brasileiro S.A.	170,800	1,155,261
Petroleo Brasileiro S.A., PFC Shares	215,800	1,321,701
Raia Drogasil S.A.	65,200	276,021
Rede D'Or Sao Luiz S.A.(1)	25,300	187,961
Rumo S.A.	80,500	266,545
Suzano S.A.	39,000	391,345
Telefonica Brasil S.A.	29,800	320,606
Vale S.A.	178,500	3,007,163
Vibra Energia S.A.	68,000	290,488
Weg S.A.	84,700	515,675
		$ 15,365,678
Bulgaria — 1.9%
Eurohold Bulgaria AD(2)	1,671,566	$ 2,161,663
Sopharma AD(2)	560,000	1,311,063
		$ 3,472,726
China — 6.1%
Agricultural Bank of China, Ltd., Class H	321,000	$ 120,395
Alibaba Health Information Technology, Ltd.(2)	72,000	40,567
Aluminum Corp. of China, Ltd., Class H(2)	72,000	33,018
Anhui Conch Cement Co., Ltd., Class H	17,500	95,096
ANTA Sports Products, Ltd.	12,000	137,910
Autohome, Inc. ADR	1,400	40,698
Bank of China, Ltd., Class H	802,000	314,691
Bank of Communications, Ltd., Class H	124,000	86,290
Security	Shares	Value
China (continued)
BeiGene, Ltd. ADR(2)	600	$ 96,000
Bilibili, Inc. ADR(2)	2,200	53,548
BYD Co., Ltd., Class A	1,500	54,586
BYD Co., Ltd., Class H	8,500	247,365
China CITIC Bank Corp., Ltd., Class H	125,000	63,531
China Conch Venture Holdings, Ltd.	21,500	55,831
China Construction Bank Corp., Class H	915,000	651,845
China Gas Holdings, Ltd.	43,400	52,903
China Hongqiao Group, Ltd.	37,000	46,036
China International Capital Corp., Ltd., Class H(1)	22,400	44,898
China Life Insurance Co., Ltd., Class H	87,000	126,426
China Longyuan Power Group Corp., Ltd., Class H	45,000	86,797
China Mengniu Dairy Co., Ltd.(2)	33,000	178,102
China Merchants Bank Co., Ltd., Class A	15,600	94,030
China Merchants Port Holdings Co., Ltd.	26,000	45,391
China National Building Material Co., Ltd., Class H	64,000	85,172
China Overseas Land & Investment, Ltd.	45,000	139,017
China Pacific Insurance (Group) Co., Ltd., Class H	36,000	79,811
China Petroleum & Chemical Corp., Class H	286,000	139,989
China Power International Development, Ltd.	91,000	44,000
China Resources Beer Holdings Co., Ltd.	16,000	93,981
China Resources Gas Group, Ltd.	14,000	52,603
China Resources Land, Ltd.	36,000	160,784
China Resources Mixc Lifestyle Services, Ltd.(1)	10,000	48,043
China Resources Power Holdings Co., Ltd.	28,000	52,649
China Shenhua Energy Co., Ltd., Class H	41,500	132,586
China State Construction International Holdings, Ltd.	36,000	46,463
China Tourism Group Duty Free Corp., Ltd., Class A	1,900	51,710
China Tower Corp., Ltd., Class H(1)(2)	554,000	64,657
China Vanke Co., Ltd., Class H	25,100	59,186
China Yangtze Power Co., Ltd., Class A	18,200	62,560
CITIC Securities Co., Ltd., Class H	37,000	81,294
CITIC, Ltd.	80,000	82,761
Contemporary Amperex Technology Co., Ltd., Class A	1,700	103,928
COSCO SHIPPING Holdings Co., Ltd., Class H(2)	46,000	71,565
Country Garden Holdings Co., Ltd.	116,000	80,234
Country Garden Services Holdings Co., Ltd.	25,000	105,370
CSPC Pharmaceutical Group, Ltd.	108,000	110,413
Daqo New Energy Corp. ADR(2)	1,000	41,570
East Money Information Co., Ltd., Class A	13,800	47,056
ENN Energy Holdings, Ltd.	9,200	123,235
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,850	47,347
Fosun International, Ltd.	43,500	45,844
Ganfeng Lithium Co., Ltd., Class H(1)	3,800	45,483
GDS Holdings, Ltd. ADR(2)	1,400	43,988
Geely Automobile Holdings, Ltd.	74,000	114,418

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Genscript Biotech Corp.(2)	16,000	$ 45,194
Great Wall Motor Co., Ltd., Class H	40,000	56,017
Guangdong Investment, Ltd.	40,000	51,214
Guangzhou Automobile Group Co., Ltd., Class H	54,000	45,786
Haier Smart Home Co., Ltd., Class H	29,800	105,277
Hengan International Group Co., Ltd.	10,500	49,621
Huazhu Group, Ltd. ADR	2,600	78,624
Industrial & Commercial Bank of China, Ltd., Class A	66,000	47,754
Industrial & Commercial Bank of China, Ltd., Class H	565,000	340,586
Industrial Bank Co., Ltd., Class A	17,700	54,589
Innovent Biologics, Inc.(1)(2)	16,500	51,174
JOYY, Inc. ADR	1,000	39,570
KE Holdings, Inc. ADR(2)	5,700	80,826
Kingboard Holdings, Ltd.	10,500	47,272
Kingdee International Software Group Co., Ltd.(2)	32,000	65,299
Kingsoft Corp., Ltd.	15,400	46,216
Kuaishou Technology(1)(2)	6,400	52,261
Kunlun Energy Co., Ltd.	60,000	49,793
Kweichow Moutai Co., Ltd., Class A	800	221,502
Lenovo Group, Ltd.	94,000	91,274
Li Auto, Inc. ADR(2)	6,100	136,823
Li Ning Co., Ltd.	25,000	194,854
Longfor Group Holdings, Ltd.(1)	22,500	111,433
LONGi Green Energy Technology Co., Ltd., Class A	4,600	46,658
Lufax Holding, Ltd. ADR	8,700	48,285
Luzhou Laojiao Co., Ltd., Class A	1,500	47,603
Muyuan Foods Co., Ltd., Class A	5,400	42,375
NetEase, Inc.	20,400	390,767
New China Life Insurance Co., Ltd., Class H	16,200	41,046
Nongfu Spring Co., Ltd., Class H(1)	22,000	116,422
People's Insurance Co. Group of China, Ltd., Class H	147,000	46,827
PetroChina Co., Ltd., Class H	252,000	119,623
PICC Property & Casualty Co., Ltd., Class H	92,000	94,099
Pinduoduo, Inc. ADR(2)	4,600	198,214
Ping An Bank Co., Ltd., Class A	20,100	46,465
Ping An Insurance Group Co. of China, Ltd., Class A	8,500	57,105
Ping An Insurance Group Co. of China, Ltd., Class H	61,500	388,724
Postal Savings Bank of China Co., Ltd., Class H(1)	111,000	84,158
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	40,800	43,466
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	1,200	49,414
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,100	52,010
Shenzhou International Group Holdings, Ltd.	9,800	132,976
Silergy Corp.	2,000	178,065
Sino Biopharmaceutical, Ltd.	123,000	64,517
Sinopharm Group Co., Ltd., Class H	21,600	49,705
Security	Shares	Value
China (continued)
Smoore International Holdings, Ltd.(1)	23,000	$ 48,100
Sunny Optical Technology Group Co., Ltd.	8,200	119,506
Tencent Music Entertainment Group ADR(2)	10,400	44,200
Tingyi (Cayman Islands) Holding Corp.	30,000	54,755
Trip.com Group, Ltd. ADR(2)	5,900	139,535
Tsingtao Brewery Co., Ltd., Class H	10,000	80,962
Vipshop Holdings, Ltd. ADR(2)	6,300	48,258
Want Want China Holdings, Ltd.	65,000	58,673
Weichai Power Co., Ltd., Class H	31,000	43,304
Wharf Holdings, Ltd.	19,000	55,668
Wuliangye Yibin Co., Ltd., Class A	3,300	80,649
WuXi AppTec Co., Ltd., Class A	2,800	43,525
WuXi AppTec Co., Ltd., Class H(1)	5,400	73,450
Xinyi Solar Holdings, Ltd.	62,000	92,158
XPeng, Inc. ADR(2)	4,600	113,206
Yankuang Energy Group Co., Ltd., Class H	20,000	56,423
Yum China Holdings, Inc.	4,600	192,280
Zai Lab, Ltd. ADR(2)	1,200	47,952
Zhongsheng Group Holdings, Ltd.	8,500	56,166
Zijin Mining Group Co., Ltd., Class H	70,000	101,928
ZTO Express Cayman, Inc. ADR	5,200	143,052
		$ 11,318,904
Cyprus — 2.6%
Bank of Cyprus Holdings PLC(2)(3)	45,800	$ 50,195
Bank of Cyprus Holdings PLC(2)(3)	4,338,312	4,814,792
		$ 4,864,987
Egypt — 0.5%
Taaleem Management Services Co. SAE(2)	4,866,116	$ 976,396
		$ 976,396
Georgia — 5.2%
Bank of Georgia Group PLC	240,982	$ 3,712,898
Georgia Capital PLC(2)	225,359	1,708,642
TBC Bank Group PLC	262,922	4,145,925
		$ 9,567,465
Greece — 7.6%
Alpha Services and Holdings S.A.(2)	841,800	$ 947,566
Athens Water Supply & Sewage Co. S.A.	27,260	203,364
Eurobank Ergasias Services and Holdings S.A.(2)	1,298,434	1,341,989
GEK Terna Holding Real Estate Construction S.A.(2)	32,780	336,321
Hellenic Petroleum Holdings S.A.	39,014	294,816
Hellenic Telecommunications Organization S.A.	141,851	2,728,937
Holding Co. ADMIE IPTO S.A.	74,659	179,063

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
JUMBO S.A.	68,000	$ 1,102,135
LAMDA Development S.A.(2)	44,767	304,683
Motor Oil (Hellas) Corinth Refineries S.A.	38,200	604,330
Mytilineos S.A.	62,365	1,154,866
National Bank of Greece S.A.(2)	245,417	973,441
OPAP S.A.	121,690	1,803,735
Public Power Corp. S.A.(2)	130,891	1,047,954
Sarantis S.A.	22,445	171,579
Terna Energy S.A.	29,221	546,136
Titan Cement International S.A.	24,177	338,729
		$ 14,079,644
Indonesia — 7.0%
Astra International Tbk PT	2,614,000	$ 1,364,878
Bank Central Asia Tbk PT	6,218,100	3,487,556
Bank Rakyat Indonesia Persero Tbk PT	7,879,584	2,625,375
Barito Pacific Tbk PT	5,873,100	343,176
Charoen Pokphand Indonesia Tbk PT	1,298,100	460,198
Indofood Sukses Makmur Tbk PT	929,600	404,515
Kalbe Farma Tbk PT	4,133,600	467,749
Merdeka Copper Gold Tbk PT(2)	2,108,044	768,230
Sarana Menara Nusantara Tbk PT	4,997,600	347,959
Telkom Indonesia Persero Tbk PT	5,998,300	1,909,622
United Tractors Tbk PT	312,600	652,302
		$ 12,831,560
Kenya — 1.4%
Safaricom PLC	8,666,500	$ 2,499,911
		$ 2,499,911
Lithuania — 1.4%
AB Ignitis Grupe GDR(4)	49,010	$ 947,495
Siauliu Bankas AB	2,442,564	1,551,074
		$ 2,498,569
Serbia — 0.6%
Metalac AD(2)	67,357	$ 1,014,476
		$ 1,014,476
Slovenia — 3.0%
Nova Ljubljanska Banka dd(1)	61,521	$ 4,253,276
Nova Ljubljanska Banka dd GDR(4)	60,052	835,074
Petrol	930	527,640
		$ 5,615,990
Security	Shares	Value
South Korea — 8.3%
AMOREPACIFIC Corp.	830	$ 118,114
Celltrion Healthcare Co., Ltd.	2,166	109,082
Celltrion, Inc.	2,056	284,499
Coway Co., Ltd.	1,556	87,152
Doosan Enerbility(2)	8,206	130,559
Ecopro BM Co., Ltd.	303	111,941
Hana Financial Group, Inc.	6,359	236,089
Hanwha Solutions Corp.(2)	3,320	83,445
HMM Co., Ltd.	6,171	136,785
HYBE Co., Ltd.(2)	432	84,839
Hyundai Engineering & Construction Co., Ltd.	2,189	76,151
Hyundai Glovis Co., Ltd.	542	88,801
Hyundai Mobis Co., Ltd.	1,409	229,226
Hyundai Motor Co.	2,807	407,261
Hyundai Steel Co.	2,500	84,955
Kakao Corp.	6,181	431,765
KakaoBank Corp.(2)	2,472	81,708
KB Financial Group, Inc.	8,000	372,193
Kia Corp.	5,442	356,942
Korea Electric Power Corp.(2)	6,338	115,659
Korea Investment Holdings Co., Ltd.	1,239	68,691
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,116	80,281
Korea Zinc Co., Ltd.	220	100,438
Korean Air Lines Co., Ltd.(2)	4,433	104,454
Krafton, Inc.(2)	539	105,884
KT&G Corp.	2,625	172,381
L&F Co., Ltd.(2)	609	103,033
LG Chem, Ltd.	932	381,715
LG Corp.	2,093	120,867
LG Display Co., Ltd.	6,116	79,913
LG Electronics, Inc.	2,278	206,312
LG Energy Solution(2)	483	160,359
LG Household & Health Care, Ltd.	216	154,695
LG Innotek Co., Ltd.	352	95,511
Lotte Chemical Corp.	493	76,090
Naver Corp.	2,414	537,740
NCSoft Corp.	385	127,499
Pearl Abyss Corp.(2)	890	47,397
POSCO Chemical Co., Ltd.	909	96,028
POSCO Holdings, Inc.	1,510	344,773
Samsung Biologics Co., Ltd.(1)(2)	403	265,814
Samsung C&T Corp.	1,885	170,544
Samsung Electro-Mechanics Co., Ltd.	1,263	163,477
Samsung Electronics Co., Ltd.	90,076	4,800,469
Samsung Engineering Co., Ltd.(2)	4,235	86,407
Samsung Fire & Marine Insurance Co., Ltd.	755	125,147

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co., Ltd.(2)	18,532	$ 88,459
Samsung Life Insurance Co., Ltd.	1,870	96,132
Samsung SDI Co., Ltd.	1,101	524,466
Samsung SDS Co., Ltd.	923	107,562
Shinhan Financial Group Co., Ltd.	9,142	303,739
SK Bioscience Co., Ltd.(2)	672	71,015
SK Hynix, Inc.	10,525	922,286
SK Innovation Co., Ltd.(2)	1,119	178,096
SK Square Co., Ltd.(2)	2,511	103,716
SK, Inc.	934	196,086
S-Oil Corp.	1,237	101,209
Woori Financial Group, Inc.	11,913	138,017
		$ 15,233,868
Taiwan — 8.1%
ASE Technology Holding Co., Ltd.	73,358	$ 234,039
Asustek Computer, Inc.	17,000	204,481
AU Optronics Corp.	229,000	130,802
Cathay Financial Holding Co., Ltd.	161,087	338,695
Chailease Holding Co., Ltd.	31,760	252,390
China Steel Corp.	248,000	300,420
Chunghwa Telecom Co., Ltd.	79,000	350,204
CTBC Financial Holding Co., Ltd.	256,000	251,806
Delta Electronics, Inc.	38,680	322,885
E.Sun Financial Holding Co., Ltd.	177,500	202,727
First Financial Holding Co., Ltd.	161,185	151,372
Formosa Chemicals & Fibre Corp.	83,000	223,532
Formosa Plastics Corp.	82,000	291,514
Fubon Financial Holding Co., Ltd.	149,568	375,553
Globalwafers Co., Ltd.	6,000	104,565
Hon Hai Precision Industry Co., Ltd.	218,508	748,626
Hotai Motor Co., Ltd.	8,000	156,008
Hua Nan Financial Holdings Co., Ltd.	146,543	117,198
Largan Precision Co., Ltd.	2,000	113,495
MediaTek, Inc.	26,000	716,767
Mega Financial Holding Co., Ltd.	155,000	217,900
Nan Ya Plastics Corp.	108,000	315,531
Novatek Microelectronics Corp.	13,000	171,971
Quanta Computer, Inc.	67,000	188,706
Realtek Semiconductor Corp.	11,000	149,265
Shin Kong Financial Holding Co., Ltd.	8,514	2,815
Taishin Financial Holding Co., Ltd.	177,393	116,035
Taiwan Cement Corp.	129,412	200,896
Taiwan Cooperative Financial Holding Co., Ltd.	151,072	145,275
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	7,088,397
Uni-President Enterprises Corp.	108,960	252,092
Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	221,000	$ 351,078
Yuanta Financial Holding Co., Ltd.	242,422	213,378
		$ 15,000,418
United Arab Emirates — 13.0%
Abu Dhabi Commercial Bank PJSC	661,924	$ 1,829,776
Abu Dhabi Islamic Bank PJSC	321,170	764,966
Abu Dhabi National Oil Co. for Distribution PJSC	647,100	725,917
Al Yah Satellite Communications Co-Pjsc-Yah Sat	4,224,438	3,052,819
Aldar Properties PJSC	1,008,500	1,545,222
Aramex PJSC	852,000	942,838
Dubai Electricity & Water Authority PJSC(2)	3,264,287	2,515,058
Dubai Islamic Bank PJSC	423,067	740,014
Emaar Properties PJSC	1,012,900	1,747,102
Emirates Telecommunications Group Co. PJSC	440,000	4,208,495
First Abu Dhabi Bank PJSC	652,654	3,978,744
National Central Cooling Co. PJSC	1,342,340	900,737
Ras Al Khaimah Ceramics	1,240,700	938,276
		$ 23,889,964
Vietnam — 7.3%
FPT Corp.	1,042,733	$ 5,101,620
Mobile World Investment Corp.	487,249	3,387,392
No Va Land Investment Group Corp.(2)	7,524	26,816
Phat Dat Real Estate Development Corp.(2)	3,271	8,836
Refrigeration Electrical Engineering Corp.	143,700	513,254
Vietnam Prosperity JSC Bank(2)	1,468,759	2,511,668
Vietnam Technological & Commercial Joint Stock Bank(2)	964,400	1,977,223
		$ 13,526,809
Total Common Stocks (identified cost $129,093,878)		$151,757,365

Preferred Stocks — 0.4%
Security	Shares	Value
South Korea — 0.4%
Samsung Electronics Co., Ltd.	15,986	$ 749,482
		$ 749,482

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.0%(5)
Fubon Financial Holding Co., Ltd.(2)	2,110	$ 4,297
		$ 4,297
Total Preferred Stocks (identified cost $541,782)		$ 753,779

Short-Term Investments — 13.4%
Affiliated Fund — 12.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(6)	23,125,304	$ 23,125,304
Total Affiliated Fund (identified cost $23,125,304)		$ 23,125,304

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 5/24/22	$1,500	$ 1,499,741
Total U.S. Treasury Obligations (identified cost $1,499,673)		$ 1,499,741
Total Short-Term Investments (identified cost $24,624,977)		$ 24,625,045
Total Investments — 96.1% (identified cost $154,260,637)		$177,136,189
Other Assets, Less Liabilities — 3.9%		$ 7,228,854
Net Assets — 100.0%		$184,365,043
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $5,833,236 or 3.2% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $1,782,569 or 1.0% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	30.0%	$55,312,581
Information Technology	13.0	24,002,402
Communication Services	9.5	17,485,594
Consumer Discretionary	8.2	15,189,947
Materials	4.5	8,313,369
Industrials	4.4	8,117,064
Utilities	3.5	6,439,058
Energy	2.7	5,023,086
Real Estate	2.4	4,473,220
Consumer Staples	2.4	4,394,128
Health Care	2.1	3,760,695
Short-Term Investments	13.4	24,625,045
Total Investments	96.1%	$177,136,189

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	529,725	USD	579,124	6/15/22	$ (19,191)
EUR	1,654,834	USD	1,809,155	6/15/22	(59,951)
EUR	1,296,988	USD	1,433,871	6/15/22	(62,919)
USD	6,415,349	EUR	5,802,916	6/15/22	281,510
USD	3,269,053	EUR	2,956,977	6/15/22	143,449
USD	2,398,922	EUR	2,169,912	6/15/22	105,266
USD	2,004,882	EUR	1,813,488	6/15/22	87,976
USD	1,713,585	EUR	1,550,000	6/15/22	75,193
USD	1,048,743	EUR	948,626	6/15/22	46,020
USD	625,963	EUR	572,568	6/15/22	20,743
					$618,096
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	275,085	USD	300,512	JPMorgan Chase Bank, N.A.	5/6/22	$ —	$ (10,277)
EUR	38,428	USD	41,805	Standard Chartered Bank	5/6/22	—	(1,260)
USD	108,903	EUR	102,102	HSBC Bank USA, N.A.	5/6/22	1,178	—
USD	85,159	EUR	77,953	JPMorgan Chase Bank, N.A.	5/6/22	2,912	—
USD	75,934	EUR	71,832	JPMorgan Chase Bank, N.A.	5/6/22	147	—
USD	202,704	EUR	188,629	UBS AG	5/6/22	3,687	—
USD	11,163	EUR	10,226	UBS AG	5/6/22	374	—
USD	7,323,615	AED	26,900,000	Standard Chartered Bank	5/31/22	—	(519)
USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,841)
USD	10,475,771	CNH	66,600,000	UBS AG	5/31/22	470,035	—
USD	9,536,478	CNH	61,263,000	BNP Paribas	6/23/22	344,601	—
USD	3,360,310	CNH	21,500,000	Standard Chartered Bank	6/23/22	134,458	—
USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(4,061)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(16,244)
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	—	(1,590)
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,613)
						$957,392	$(40,405)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	214	Long	6/17/22	$11,314,180	$ (687,732)
SGX CNX Nifty Index	(268)	Short	5/26/22	(9,102,956)	14,285
					$ (673,447)
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $131,135,333)	$ 154,010,885
Affiliated investment, at value (identified cost $23,125,304)	23,125,304
Cash	682,438
Deposits for derivatives collateral:
Futures contracts	1,146,383
Centrally cleared derivatives	745,816
OTC derivatives	290,000
Foreign currency, at value (identified cost $3,429,665)	3,336,055
Dividends receivable	630,723
Dividends receivable from affiliated investment	833
Receivable for variation margin on open futures contracts	187,566
Receivable for open forward foreign currency exchange contracts	957,392
Tax reclaims receivable	13,038
Other assets	6,678
Total assets	$185,133,111
Liabilities
Cash collateral due to broker	$ 290,000
Payable for variation margin on open centrally cleared derivatives	84,903
Payable for open forward foreign currency exchange contracts	40,405
Payable to affiliates:
Investment adviser fee	154,486
Trustees' fees	857
Accrued expenses	197,417
Total liabilities	$ 768,068
Net Assets applicable to investors' interest in Portfolio	$184,365,043

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $228,550)	$ 2,298,720
Dividend income from affiliated investments	4,962
Interest income	7,046
Total investment income	$ 2,310,728
Expenses
Investment adviser fee	$ 949,263
Trustees’ fees and expenses	5,118
Custodian fee	177,591
Legal and accounting services	39,739
Miscellaneous	20,987
Total expenses	$ 1,192,698
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 196
Total expense reductions	$ 196
Net expenses	$ 1,192,502
Net investment income	$ 1,118,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $82)	$ 1,209,481
Investment transactions - affiliated investment	(1,976)
Futures contracts	(608,848)
Swap contracts	223,977
Foreign currency transactions	(552,936)
Forward foreign currency exchange contracts	1,868,161
Net realized gain	$ 2,137,859
Change in unrealized appreciation (depreciation):
Investments	$ (17,772,053)
Futures contracts	(538,753)
Swap contracts	(80,033)
Foreign currency	(98,620)
Forward foreign currency exchange contracts	1,154,946
Net change in unrealized appreciation (depreciation)	$(17,334,513)
Net realized and unrealized loss	$(15,196,654)
Net decrease in net assets from operations	$(14,078,428)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,118,226	$ 1,848,852
Net realized gain	2,137,859	24,455,725
Net change in unrealized appreciation (depreciation)	(17,334,513)	24,471,674
Net increase (decrease) in net assets from operations	$ (14,078,428)	$ 50,776,251
Capital transactions:
Contributions	$ 17,094,458	$ 13,948,565
Withdrawals	(9,154,358)	(19,915,526)
Net increase (decrease) in net assets from capital transactions	$ 7,940,100	$ (5,966,961)
Net increase (decrease) in net assets	$ (6,138,328)	$ 44,809,290
Net Assets
At beginning of period	$ 190,503,371	$ 145,694,081
At end of period	$184,365,043	$190,503,371

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	1.26% (1)(2)	1.24%	1.28%	1.29% (3)	1.25%	1.29%
Net investment income	1.18% (1)	1.04%	0.84%	1.29%	0.97%	1.10%
Portfolio Turnover	55% (4)	70%	44%	43%	39%	32%
Total Return	(7.18)% (4)	35.70%	(2.84)%	7.44%	(11.06)%	24.59%
Net assets, end of period (000’s omitted)	$184,365	$190,503	$145,694	$179,334	$162,169	$164,303
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(4)	Not annualized.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2022, the investment adviser fee amounted to $949,263 or 1.00% (annualized) of the Portfolio’s average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $196 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $103,102,530 and $95,833,723, respectively, for the six months ended April 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$155,375,774
Gross unrealized appreciation	$ 31,506,453
Gross unrealized depreciation	(8,884,402)
Net unrealized appreciation	$ 22,622,051

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2022, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $40,405. At April 30, 2022 there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Not applicable	$ 14,285*	$ 760,157*	$ 774,442
Receivable for open forward foreign currency exchange contracts	—	957,392	957,392
Total Asset Derivatives	$ 14,285	$1,717,549	$1,731,834
Derivatives not subject to master netting or similar agreements	$ 14,285	$ 760,157	$ 774,442
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 957,392	$ 957,392
Not applicable	(687,732)*	(142,061)*	(829,793)
Payable for open forward foreign currency exchange contracts	—	(40,405)	(40,405)
Total Liability Derivatives	$(687,732)	$ (182,466)	$ (870,198)
Derivatives not subject to master netting or similar agreements	$(687,732)	$ (142,061)	$ (829,793)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (40,405)	$ (40,405)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$ 344,601	$ —	$ —	$ (290,000)	$ 54,601
HSBC Bank USA, N.A.	1,178	—	—	—	1,178
JPMorgan Chase Bank, N.A.	3,059	(3,059)	—	—	—
Standard Chartered Bank	134,458	(30,128)	—	—	104,330
UBS AG	474,096	—	(413,575)	—	60,521
	$957,392	$(33,187)	$(413,575)	$(290,000)	$220,630

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
JPMorgan Chase Bank, N.A.	$ (10,277)	$ 3,059	$ —	$ —	$ (7,218)
Standard Chartered Bank	(30,128)	30,128	—	—	—
	$(40,405)	$33,187	$ —	$ —	$(7,218)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$(608,848)	$ —	$ (608,848)
Swap contracts	223,977	—	223,977
Forward foreign currency exchange contracts	—	1,868,161	1,868,161
Total	$(384,871)	$1,868,161	$1,483,290
Change in unrealized appreciation (depreciation):
Futures contracts	$(538,753)	$ —	$ (538,753)
Swap contracts	(80,033)	—	(80,033)
Forward foreign currency exchange contracts	—	1,154,946	1,154,946
Total	$(618,786)	$1,154,946	$ 536,160
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$15,473,000	$9,572,000	$84,568,000	$714,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
7  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $23,125,304, which represents 12.6% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$20,820,477	$95,455,792	$(116,274,293)	$ (1,976)	$ —	$ —	$ 4,129	—
Liquidity Fund	—	23,125,304	—	—	—	23,125,304	833	23,125,304
Total				$(1,976)	$ —	$23,125,304	$4,962
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 1,746,988	$ 66,164,571	$ —	$ 67,911,559
Emerging Europe	—	41,113,857	—	41,113,857
Latin America	15,365,678	—	—	15,365,678
Middle East/Africa	2,515,058	24,851,213	—	27,366,271
Total Common Stocks	$ 19,627,724	$ 132,129,641*	$ —	$ 151,757,365
Preferred Stocks	$ —	$ 753,779	$ —	$ 753,779
Short-Term Investments:
Affiliated Fund	23,125,304	—	—	23,125,304

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 1,499,741	$ —	$ 1,499,741
Total Investments	$ 42,753,028	$ 134,383,161	$ —	$ 177,136,189
Forward Foreign Currency Exchange Contracts	$ —	$ 1,717,549	$ —	$ 1,717,549
Futures Contracts	—	14,285	—	14,285
Total	$ 42,753,028	$ 136,114,995	$ —	$ 178,868,023
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (182,466)	$ —	$ (182,466)
Futures Contracts	(687,732)	—	—	(687,732)
Total	$ (687,732)	$ (182,466)	$ —	$ (870,198)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Global Macro Capital Opportunities Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging
and Frontier Countries Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022